Summary of Significant Accounting Policies (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in accumulated other comprehensive items
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	$ (8,660)	$ 20,314
Other comprehensive loss:
Foreign currency translation adjustments	(66,424)	(29,900)
Market value adjustments for securities	53	926
Total Other comprehensive (loss) income	(66,371)	(28,974)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(75,031)	(8,660)	20,314
Other Expense (Income), Net:
Foreign currency transaction losses (gains), net	58,316	36,201	10,223
Debt extinguishment expense, net	16,495	43,724	10,628
Other, net	(9,624)	(4,723)	(4,789)
Other Expense (Income), Net	65,187	75,202	16,062
Foreign currency translation adjustments
Changes in accumulated other comprehensive items
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(9,586)	20,314
Other comprehensive loss:
Foreign currency translation adjustments	(66,424)	(29,900)
Total Other comprehensive (loss) income	(66,424)	(29,900)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(76,010)	(9,586)
Market value adjustments for securities
Changes in accumulated other comprehensive items
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	926
Other comprehensive loss:
Market value adjustments for securities	53	926
Total Other comprehensive (loss) income	53	926
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ 979	$ 926